Operations and Reorganization - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Operations and Reorganization
Cash and cash equivalents	¥ 214,732		¥ 326,647		$ 33,696
Time deposits	48,437		477,408		7,601
Short-term investments	577,970		509,636		90,696
Prepaid expenses and other current assets	71,555		302,057		11,229
Inventory	1,080		1,935		169
Property and equipment, net	17,017		21,175		2,670
Intangible assets, net	11,211		20,302		1,759
Right of use assets	36,907		98,001		5,792
Deferred tax assets	56,868		10,268		8,924
Total assets	1,192,691		2,209,548		187,158
Advances from students-current	1,750,216		2,718,776		274,647
Advances from students, non-current	1,126		2,270		177
Accrued expenses and other current liabilities	(96,205)		(237,101)		(15,097)
Taxes payable	(28,027)		(19,288)		(4,398)
Other non-current liabilities	1,547		2,508		243
Lease liability	38,740
Total liabilities	1,915,861		3,076,486		300,641
Total revenues	2,181,469	$ 342,320	2,054,095	¥ 1,478,493
Other income	23,223	3,644	43,414
Income/(loss) from operations	49,301	7,736	104,419	(107,555)
Income/(loss) before income tax	74,435	11,680	142,861	(99,352)
Income tax benefits	46,139	7,240	4,101	(5,068)
Net income/(loss)	120,574	18,920	146,962	(104,420)
Net cash used in/(provided by) operating activities	(676,063)	(106,091)	719,243	397,933
Net cash (used in)/provided by investing activities	633,930	99,479	(734,271)	(412,910)
Net cash provided by financing activities	(15,226)	$ (2,390)	10,789	(54,536)
Accumulated deficit	1,931,366		2,051,940		$ 303,073
VIEs and VIES' subsidiaries
Operations and Reorganization
Accumulated deficit	515,435		723,925
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing
Operations and Reorganization
Cash and cash equivalents	37,577		175,439
Restricted Cash	50,518
Time deposits	37,000		692,000
Short-term investments	504,032		434,548
Prepaid expenses and other current assets	49,890		268,305
Inventory	1,080		1,935
Amounts due from inter-company entities	954,407		806,186
Property and equipment, net	10,530		14,547
Intangible assets, net	1,416		1,780
Right of use assets	24,891		71,839
Deferred tax assets	56,629		9,684
Other assets	4,013		22,345
Total assets	1,731,983		2,498,608
Advances from students-current	1,731,884		2,718,776
Advances from students, non-current	1,126		2,270
Accrued expenses and other current liabilities	(50,636)		(121,539)
Taxes payable	(22,897)		(15,693)
Other non-current liabilities	224		244
Lease liability	26,111		69,515
Amounts due to inter-company entities	327,487		218,149
Total liabilities	2,160,365		3,146,186
Total revenues	2,190,288		2,062,529	1,478,493
Costs and expenses	(2,055,458)		(1,804,199)	(1,524,930)
Other income	21,603		43,237
Income/(loss) from operations	156,433		301,567	(46,437)
Others	20,151		38,637	8,713
Income/(loss) before income tax	176,584		340,204	(37,724)
Income tax benefits	46,735		9,655	22
Net income/(loss)	223,319		349,859	(37,702)
Net cash used in/(provided by) operating activities	(511,514)		678,214	374,737
Net cash (used in)/provided by investing activities	420,810		(718,832)	(287,883)
Net cash provided by financing activities	3,366
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing | Third party
Operations and Reorganization
Total revenues	2,175,366		2,054,095	1,478,493
Costs and expenses	(1,080,447)		(1,055,643)	(832,962)
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing | External parties
Operations and Reorganization
Net cash used in/(provided by) operating activities	378,973		1,608,807	1,167,957
Net cash (used in)/provided by investing activities	567,970		(718,832)	(287,883)
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing | Intra-Group entities
Operations and Reorganization
Total revenues	14,922		8,434
Costs and expenses	(975,011)		(748,556)	(691,968)
Net cash used in/(provided by) operating activities	(890,487)		(930,593)	¥ (793,220)
Net cash (used in)/provided by investing activities	(147,160)
Net cash provided by financing activities	3,366
Beijing Dasheng Zhixing Technology Co., Ltd
Operations and Reorganization
Registered capital	¥ 1,166		¥ 1,143